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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01605

                          Pioneer Balanced Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2004 through December 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


item 1.REPORTS TO SHAREOWNERS.


                                    PIONEER
                                    -------
                                    BALANCED
                                      FUND




                                     Annual
                                     Report

                                    12/31/04




                                     [LOGO]
                                     PIONEER
                                 Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          1

Portfolio Summary                                                              2

Performance Update                                                             3

Comparing Ongoing Fund Expenses                                                7

Portfolio Management Discussion                                                9

Schedule of Investments                                                       14

Financial Statements                                                          31

Notes to Financial Statements                                                 39

Report of Independent Registered Public Accounting Firm                       46

Trustees, Officers and Service Providers                                      47

Retirement Plans from Pioneer                                                 54

Programs and Services for Pioneer Shareowners                                 56

The Pioneer Family of Mutual Funds                                            58

Pioneer Balanced Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
After three calendar quarters of listless performance, U.S. equity markets improved strongly late in the year. Anxiety over energy prices, international tensions and the falling American dollar had held the markets back, but uneasiness about the presidential election was the principal source of investor hesitation. The election went smoothly, the result was decisive, and the ensuing rally pushed major indices into the black for the second year running. However, returns trailed 2003's levels. Small capitalization companies outperformed large cap issues for the sixth consecutive year. Markets overseas were generally buoyant: commodity-rich nations saw surging demand for copper, gold, lumber and other materials, with much of their output destined to feed China's vast economic appetite.

Bond investors focused on longer-term issues. Reflecting the risk aversion that favored small cap stocks, high-yield bonds were the strongest performers, while higher quality issues, including U.S. Treasury issues, scored more modest gains. Municipal bond returns were generally favorable as well; economic growth spurred rising tax revenues, putting many issuers into surplus for the first time in years.

A measured pace of growth seems in store for the U.S. economy, which generated
2.2 million jobs after years of employment declines. By the end of September, the economy had tallied twelve straight up quarters and the nation's annualized growth rate stood at a respectable four percent. We believe this rate of expansion is enough to sustain growth without provoking the Federal Reserve Board into aggressive interest rate hikes aimed at calming inflation.

Welcome to former Safeco fund shareholders

With this report, we also would like to acknowledge the investors in former Safeco mutual funds who now are shareholders of Pioneer funds. We would like to welcome you again to the Pioneer fund family and assure you of our commitment to provide the highest quality portfolio management and personal service. Pioneer has emerged as a growing presence in the ranks of major U.S. management firms. As a shareholder in a Pioneer mutual fund, you have a significantly more investment options available to you. A conversation with your investment professional will help you understand how these new funds may enhance your portfolio diversification and fit in with your long-range goals. Or, feel free to call Pioneer directly at 1-800-225-6292 for assistance.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Balanced Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

   [THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


U.S. Common Stocks                                                         64.0%
Collateralized Mortgage Obligations                                         0.4%
Asset Backed Securities                                                     0.6%
Depositary Receipts for International Stocks                                1.8%
U.S. Corporate Bonds                                                       10.4%
U.S. Government Securities                                                 22.8%


 Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)

   [THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Utilities                                                                   0.7%
Telecommunications Services                                                 2.7%
Materials                                                                   3.5%
Energy                                                                      6.5%
Industrials                                                                 7.4%
Health Care                                                                 8.8%
Government Obligations                                                     23.0%
Consumer Staples                                                           13.3%
Financials                                                                 13.0%
Information Technology                                                     11.0%
Consumer Discretionary                                                     10.1%


 10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)*

  1.   Berkshire Hathaway, Inc. (Class B)     3.08%      6.   Gillette Co.               2.58%
  2.   Microsoft Corp.                        3.04       7.   William Wrigley Jr. Co.    2.51
  3.   First Data Corp.                       3.00       8.   United Parcel Service      2.30
  4.   Northrop Grumman Corp.                 2.67       9.   Pfizer, Inc.               2.23
  5.   PepsiCo, Inc.                          2.62      10.   Viacom, Inc. (Class B)     2.16

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   12/31/03
                            $9.72      $9.47


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 12/31/04)       Income       Capital Gains   Capital Gains
                          $0.166       $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Balanced Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(as of December 31, 2004)

              Net Asset    Public Offering
Period          Value        Price (POP)
10 Years        5.78%           5.29%
5 Years         1.94            1.00
1 Year          4.43           -0.31



  [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

Date              Pioneer             Lehman Brothers        Standard &
                  Balanced Fund       Aggregate Bond Index   Poor's 500 Index
12/31/1994        $ 9,550             $10,000                $10,000
                  $11,650             $11,848                $13,752
12/31/1996        $12,803             $12,276                $16,904
                  $14,585             $13,463                $22,541
12/31/1998        $14,752             $14,631                $28,986
                  $15,216             $14,508                $35,083
12/31/2000        $16,035             $16,196                $31,895
                  $15,574             $17,563                $28,114
12/31/2002        $13,830             $19,365                $21,903
                  $16,041             $20,160                $28,181
12/31/2004        $16,752             $21,035                $31,245

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund adopted its current name and investment objective on February 3, 1997. Prior to that date, the Fund's name was Pioneer Income Fund and its objective was income from a portfolio of income-producing bonds and stocks.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. Bond Market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   12/31/03
                            $9.61      $9.37

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 12/31/04)       Income       Capital Gains   Capital Gains
                          $0.0846      $   -           $   -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Balanced Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.


Average Annual Total Returns
(as of December 31, 2004)

                         If           If
Period                  Held       Redeemed
  Life-of-Class
  (4/28/95)             4.34%        4.34%
  5 Years               1.00         1.00
  1 Year                3.48        -0.52

  [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

Date              Pioneer             Lehman Brothers        Standard &
                  Balanced Fund       Aggregate Bond Index   Poor's 500 Index
4/30/1995         $10,000             $10,000                $10,000
                  $11,374             $11,123                $12,175
12/31/1996        $12,400             $11,525                $14,966
                  $14,010             $12,640                $19,956
12/31/1998        $14,036             $13,736                $25,663
                  $14,351             $13,621                $31,060
12/31/2000        $14,981             $15,205                $28,238
                  $14,423             $16,489                $24,891
12/31/2002        $12,707             $18,181                $19,391
                  $14,576             $18,927                $24,950
12/31/2004        $15,083             $19,749                $27,662

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund adopted its current name and investment objective on February 3, 1997. Prior to that date, the Fund's name was Pioneer Income Fund and its objective was income from a portfolio of income-producing bonds and stocks.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. Bond Market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   12/31/03
                            $9.68      $9.45


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 12/31/04)       Income       Capital Gains   Capital Gains
                          $0.0916      $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Balanced Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(as of December 31, 2004)

                         If           If
Period                  Held       Redeemed
  Life-of-Class
  (1/31/96)             3.04%       3.04%
  5 Years               0.81        0.81
  1 Year                3.42        3.42

  [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

Date              Pioneer             Lehman Brothers         Standard &
                  Balanced Fund       Aggregate Bond Index    Poor's 500 Index
1/31/1996         $10,000             $10,000                 $10,000
                  $10,812             $10,294                 $11,888
                  $12,269             $11,289                 $15,852
12/31/1998        $12,302             $12,268                 $20,385
                  $12,551             $12,165                 $24,672
12/31/2000        $13,046             $13,580                 $22,430
                  $12,510             $14,727                 $19,771
12/31/2002        $11,006             $16,238                 $15,403
                  $12,637             $16,905                 $19,819
12/31/2004        $13,068             $17,638                 $21,971

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund adopted its current name and investment objective on February 3, 1997. Prior to that date, the Fund's name was Pioneer Income Fund and its objective was income from a portfolio of income-producing bonds and stocks.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U. S. Bond Market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   12/11/04
                            $9.72      $9.66


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(12/11/04 - 12/31/04)     Income       Capital Gains   Capital Gains
                          $   -        $   -           $   -

Investment Returns
--------------------------------------------------------------------------------

Average Annual Total Returns
(as of December 31, 2004)
                       If           If
Period                Held       Redeemed
  Life-of-Class
  (12/11/04)          0.62%        0.62%


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund adopted its current name and investment objective on February 3, 1997. Prior to that date, the Fund's name was Pioneer Income Fund and its objective was income from a portfolio of income-producing bonds and stocks.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------
As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Balanced Fund

Based on actual returns from July 1, 2004 through December 31, 2004

                                                                                 Investor
Share Class                           A              B              C            Class
-----------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 7/1/04**
-----------------------------------------------------------------------------------------
 Ending Account Value             $1,027.96      $1,022.73      $1,023.35      $1,006.20
 On 12/31/04
-----------------------------------------------------------------------------------------
 Expenses Paid During Period*     $    6.43      $   11.11      $   10.06      $    0.61

 * Expenses are equal to the Fund's annualized expense ratio of 1.26%, 2.19%, 1.98% and 1.06%, for Class A, Class B, Class C and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period (21/366 for Investor Class shares).

**   12/11/04 for Investor Class shares.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Balanced Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2004 through December 31, 2004

                                                                                 Investor
Share Class                             A              B              C            Class
-----------------------------------------------------------------------------------------
 Beginning Account Value           $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 7/1/04**
-----------------------------------------------------------------------------------------
 Ending Account Value              $1,018.65       1,013.88      $1,014.18       1,002.26
 On 12/31/04
-----------------------------------------------------------------------------------------
 Expenses Paid During Period*      $    6.40      $   11.06      $   10.02      $    0.61

 * Expenses are equal to the Fund's annualized expense ratio of 1.26%, 2.19%, 1.98% and 1.06%, for Class A, Class B, Class C and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period (21/366 for Investor Class shares)).

**   12/11/04 for Investor Class shares.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04
--------------------------------------------------------------------------------

The domestic economy continued its rebound during 2004, encouraging the Federal Reserve to begin raising short-term interest rates, which had reached the lowest levels in 46 years. The yields of longer-term bonds showed little movement over the year, however, despite some interim volatility in the spring. Corporate bonds and mortgage-backed securities performed well. The equity markets delivered positive performance over the year, with small- and mid-cap stocks outperforming large-company equities and value stocks outpacing growth stocks. In the following interview, Timothy Mulrenan, who is responsible for the equity portfolio of Pioneer Balanced Fund, and Richard Schlanger, who is responsible for the Fund's fixed-income portfolio, discuss the markets and the factors that affected performance during 2004.

Throughout the year, the Fund kept its allocations to equities and bonds relatively stable, with about 64% of assets in stocks and about 36% in fixed income investments.


Q:   How did the Fund perform during 2004?

A: Pioneer Balanced Fund (Class A shares) returned 4.43% at net asset value during the 12 months ended December 31, 2004. During the same period, the average return of the 576 funds in Lipper's Balanced Fund category was 7.93%.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

     The primary reason for the underperformance versus the peer group was our emphasis on higher quality, large-cap growth stocks, during a time when dividend paying and value stocks outperformed growth stocks.

Q:   What was the investment environment like during the period?

A: The economy was healthy, growing at a moderate rate throughout 2004. Evidence of a sustained economic recovery was clear enough that, beginning on June 30, the Federal Reserve Board began raising the overnight interbank lending rate, the Fed Funds Rate, in an effort to avoid any increase in inflationary pressures.

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--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04                             (continued)
--------------------------------------------------------------------------------

     By the end of the year, the Fed Funds Rate had risen from 1.00% to 2.25%, with the Fed indicating it intended to continue to raise the rate at a "measured" pace.

     During a year in which the value of the U.S. dollar on international currency exchanges fell dramatically and energy prices rose significantly, longer-term interest rates remained surprisingly stable for much of the year. In fact, the yield of the 10-year Treasury ended 2004 at 4.22%, very close to its level at the start of the year. As the improving economy helped lift corporate profits, corporate bonds significantly outperformed government bonds. Mortgage-backed securities also did better than Treasuries in a year in which securities that paid a higher coupon tended to deliver higher returns.

     In the equity markets, stock prices did not move greatly during the first 10 months of the year. However, after the November elections and the end of political uncertainty about control of the federal government, stocks staged a strong rally. Small- and mid-cap stocks and value stocks outperformed large-cap stocks and growth stocks.

Q: What were your strategies in managing the fixed-income portfolio during the year?

A: We emphasized the "spread" sectors - corporates and mortgages - and kept the portfolio's duration, or sensitivity to interest rate changes, close to that of the benchmark Lehman Brothers Aggregate Bond Index. For much of the year, we kept our investments in high-yielding, lower-rated corporate bonds at about 8.5% of fixed income assets, close to our limit of 10%. However, we did lower that to about 6.8% of fixed income assets by the end of the year, increasing our investments in mortgage-backed securities to almost half the portfolio. This was because, after strong performance by corporate bonds, we found that mortgage securities offered very attractive relative value, as they provided almost as much income as corporate securities, but with higher credit quality.

     At the end of 2004, average credit quality was AA-, up from the A+ average rating of a year earlier. Both because we were cautious in taking interest-rate risk and because we increased our

10

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Pioneer Balanced Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     investments in mortgages, the portfolio's duration was 3.83 years, down from 4.52 years at the end of 2003.

     Both our sector selection and our decision to keep the portfolio's sensitivity to interest rate changes close to that of the benchmark aided performance during the year.

Q: What were the principal factors affecting the equity portfolio's performance during 2004?

A: During a year in which high quality, large-company growth stocks were not in favor, the best performance tended to come from our investments in the energy and consumer staples sectors. Several of our holdings in the information technology sector also supported performance, while many of the most notable detractors were in health care and consumer discretionary investments.

     The price of oil rose substantially in 2004, helping lift the performance of the entire energy sector. Our best-performing energy investments included Encana, a Canadian exploration and production company, and Varco International, which provides oil field equipment and services to energy companies. Varco eventually received an attractive acquisition offer from National Oil Well.

     In consumer staples, top performers included two of our five largest holdings: Wrigley's and Gillette. In addition, CVS, the pharmacy chain, rose substantially as its earnings outlook improved with the acquisition of many stores formerly operated by the Eckerd chain. Chewing gum leader Wrigley's appreciated on good earnings growth, its improving outlook with the acquisition of the Altoids and Lifesavers brands, and inroads into the markets in China and India. Gillette gained on successful new product introductions and excellent cost management.

     In information technology, Symantec's stock price appreciated with strong sales of its anti-virus software. Newmont Mining, the world's largest gold mining company, was another holding that did well.

     In health care, our investments in large pharmaceutical companies detracted from results during a difficult year for the industry. The largest disappointment was Pfizer, a major position in the portfolio. Pfizer's stock price plummeted late in the year amid

                                                                              11

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--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04                             (continued)
--------------------------------------------------------------------------------

     controversies about possible side effects of its Cox-2 pain inhibitor, Celebrex. The news came after Merck, a smaller holding in the portfolio, withdrew its Cox-2 pain inhibitor from the market entirely. Among consumer discretionary holdings, the most notable drag on performance was our investment in Viacom, which declined 17% during the year, primarily because of disappointing advertising sales in its radio station division.

     As the year progressed, we sold some of our more successful investments, notably Symantec and Newmont Mining because of concerns about the high valuations that they had attained. As we did so, we invested in Vodaphone, the wireless communications company based in the U.K.; Guidant, a leading medical device company, which later received an acquisition offer from Johnson & Johnson; and Avaya, a telecommunications equipment company that is a leader in providing Voice Over Internet Protocol technology to corporations.


Q:   What is your investment outlook?

A: We believe the economy will continue to expand and the Federal Reserve will maintain its policy of raising short-term interest rates. Longer term rates may rise more slowly. As this happens, the "yield curve" will flatten as the difference between short-term rates and longer-term rates narrows. If this scenario unfolds, we may take a more "bar-belled" approach to the fixed income portfolio, investing in both short-maturity (less than two years) on one end of the spectrum and longer-maturity securities (more than 10 years) on the other end but de-emphasizing intermediate-term issues which may be the most vulnerable to the risk of price loss from rising rates. We may also take some profits in mortgage investments if their prices begin to look less appealing and search for more attractive opportunities in corporate securities.

     In the equity market, we believe corporate profits will continue to improve, but at a decelerating rate. We think stock prices will track earnings growth, which in turn should track Gross Domestic Product growth. We intend to continue to emphasize high quality, stable-growth companies. Historically, these companies have done relatively well as corporate profit growth begins decelerating as the economy enters a new, slower growth stage in the business cycle.

12

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--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The consumer staples and health care sectors typically perform well in such an environment.

     When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                                                                              13

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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04
--------------------------------------------------------------------------------

  Shares                                                                  Value
             COMMON STOCKS - 64.3%
             Energy - 5.6%
             Integrated Oil & Gas - 1.2%
   2,400     BP Amoco Plc (A.D.R.)                                  $    140,160
   1,801     ConocoPhillips                                              156,381
   9,400     ChevronTexaco Corp.                                         493,594
  21,076     Exxon Mobil Corp.                                         1,080,356
                                                                    ------------
                                                                    $  1,870,491
                                                                    ------------
             Oil & Gas Drilling - 4.1%
  21,800     Encana Corp.                                           $  1,243,908
  98,100     ENSCO International, Inc.                                 3,113,694
  63,600     Varco International, Inc.*                                1,853,940
                                                                    ------------
                                                                    $  6,211,542
                                                                    ------------
             Oil & Gas Exploration & Production - 0.3%
  13,800     Pioneer Natural Resources Co.                          $    484,380
                                                                    ------------
             Total Energy                                           $  8,566,413
                                                                    ------------
             Materials - 2.2%
             Commodity Chemicals - 0.2%
   6,200     Praxair, Inc.                                          $    273,730
                                                                    ------------
             Metal & Glass Containers - 0.0%
   1,800     Ball Corp.                                             $     79,164
                                                                    ------------
             Precious Metals & Minerals - 2.0%
  68,700     Newmont Mining Corp.                                   $  3,050,967
                                                                    ------------
             Total Materials                                        $  3,403,861
                                                                    ------------
             Capital Goods - 3.1%
             Aerospace & Defense - 2.6%
  72,600     Northrop Grumman Corp.                                 $  3,946,536
                                                                    ------------
             Electrical Component & Equipment - 0.2%
   9,700     General Electric Co.                                   $    354,050
                                                                    ------------
             Industrial Conglomerates - 0.2%
     800     Illinois Tool Works, Inc.                              $     74,144
   2,400     Johnson Controls, Inc.                                      152,256
   2,100     United Technologies Corp.                                   217,035
                                                                    ------------
                                                                    $    443,435
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

14
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--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Shares                                                                   Value
             Industrial Machinery - 0.1%
   2,400     Ingersoll-Rand Co.                                     $    192,720
                                                                    ------------
             Total Capital Goods                                    $  4,936,741
                                                                    ------------
             Commercial Services & Supplies - 0.6%
             Diversified Commercial Services - 0.6%
  19,900     Cintas Corp.                                           $    872,814
                                                                    ------------
             Total Commercial Services & Supplies                   $    872,814
                                                                    ------------
             Transportation - 2.2%
             Trucking - 2.2%
  39,700     United Parcel Service                                  $  3,392,762
                                                                    ------------
             Total Transportation                                   $  3,392,762
                                                                    ------------
             Hotels, Restaurants & Leisure - 0.1%
             Restaurants - 0.1%
   3,300     Tricon Global Restaurants, Inc.                        $    155,694
                                                                    ------------
             Total Hotels, Restaurants & Leisure                    $    155,694
                                                                    ------------
             Media - 3.4%
             Broadcasting & Cable Television - 1.2%
  27,400     Clear Channel Communications, Inc.                     $    917,626
  28,900     Comcast Corp. (Special)*                                    949,076
                                                                    ------------
                                                                    $  1,866,702
                                                                    ------------
             Movies & Entertainment - 2.1%
  87,594     Viacom, Inc. (Class B)                                 $  3,187,546
                                                                    ------------
             Publishing - 0.1%
   2,200     Gannett Co.                                            $    179,740
                                                                    ------------
             Total Media                                            $  5,233,988
                                                                    ------------
             Retailing - 3.7%
             Apparel Retail - 1.3%
  47,500     Liz Claiborne, Inc.                                    $  2,004,975
                                                                    ------------
             Department Stores - 0.2%
   5,300     Nordstrom, Inc.                                        $    247,669
                                                                    ------------
             General Merchandise Stores - 2.0%
  93,300     Family Dollar Stores, Inc.                             $  2,913,759
   2,800     Target Corp.                                                145,404
                                                                    ------------
                                                                    $  3,059,163
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

                                                                              15
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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                     (continued)
--------------------------------------------------------------------------------

  Shares                                                                   Value
             Specialty Stores - 0.2%
  20,099     Blockbuster, Inc.                                      $    191,744
  20,099     Blockbuster, Inc. (Class B)                                 177,072
                                                                    ------------
                                                                    $    368,816
                                                                    ------------
             Total Retailing                                        $  5,680,623
                                                                    ------------
             Food & Drug Retailing - 4.2%
             Drug Retail - 0.8%
  28,200     CVS Corp.                                              $  1,270,974
                                                                    ------------
             Food Distributors - 0.1%
   3,400     Sysco Corp.                                            $    129,778
                                                                    ------------
             Food Retail - 2.5%
  53,700     Wm. Wrigley Jr. Co.                                    $  3,715,503
                                                                    ------------
             Hypermarkets & Supercenters - 0.8%
  22,100     Wal-Mart Stores, Inc.                                  $  1,167,322
                                                                    ------------
             Total Food & Drug Retailing                            $  6,283,577
                                                                    ------------
             Food, Beverage & Tobacco - 5.1%
             Distillers & Vintners - 1.9%
  57,700     Anheuser-Busch Co., Inc.                               $  2,927,121
                                                                    ------------
             Soft Drinks - 3.2%
  24,800     The Coca-Cola Co.                                      $  1,032,424
  74,100     PepsiCo, Inc.                                             3,868,020
                                                                    ------------
                                                                    $  4,900,444
                                                                    ------------
             Total Food, Beverage & Tobacco                         $  7,827,565
                                                                    ------------
             Household & Personal Products - 3.6%
             Household Products - 0.9%
  27,200     Estee Lauder Co.                                       $  1,244,944
   1,200     Procter & Gamble Co.                                         66,096
                                                                    ------------
                                                                    $  1,311,040
                                                                    ------------
             Personal Products - 2.7%
  85,000     Gillette Co.                                           $  3,806,300
   3,900     Kimberly-Clark Corp.                                        256,659
                                                                    ------------
                                                                    $  4,062,959
                                                                    ------------
             Total Household & Personal Products                    $  5,373,999
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

16
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--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Shares                                                                   Value
             Health Care Equipment & Services - 5.1%
             Health Care Distributors - 2.5%
  3,900      Abbott Laboratories                                    $    181,935
 21,100      Cardinal Health, Inc.                                     1,226,965
 56,600      Wyeth                                                     2,410,594
                                                                    ------------
                                                                    $  3,819,494
                                                                    ------------
             Health Care Equipment - 2.6%
 52,700      Biomet, Inc.                                           $  2,286,653
 23,100      Guidant Corp.                                             1,665,510
                                                                    ------------
                                                                    $  3,952,163
                                                                    ------------
             Total Health Care Equipment & Services                 $  7,771,657
                                                                    ------------
             Pharmaceuticals & Biotechnology - 3.5%
             Biotechnology - 0.9%
 20,168      Amgen, Inc.*                                           $  1,293,777
                                                                    ------------
             Pharmaceuticals - 2.6%
 11,100      Eli Lilly & Co.                                        $    629,925
122,521      Pfizer, Inc.                                              3,294,590
                                                                    ------------
                                                                    $  3,924,515
                                                                    ------------
             Total Pharmaceuticals & Biotechnology                  $  5,218,292
                                                                    ------------
             Banks - 1.0%
             Diversified Banks - 1.0%
 17,400      Bank of America Corp.                                  $    817,626
 12,820      U.S. Bancorp                                                401,522
  5,000      Wachovia Corp.                                              263,000
                                                                    ------------
                                                                    $  1,482,148
                                                                    ------------
             Total Banks                                            $  1,482,148
                                                                    ------------
             Diversified Financials - 3.4%
             Asset Management & Custody Banks - 1.3%
 57,200      The Bank of New York Co., Inc.                         $  1,911,624
  1,700      State Street Corp.                                           83,504
                                                                    ------------
                                                                    $  1,995,128
                                                                    ------------
             Consumer Finance - 1.4%
 38,000      American Express Co.                                   $  2,142,060
                                                                    ------------
             Investment Banking & Brokerage - 0.4%
 10,900      Merrill Lynch & Co., Inc.                              $    651,493
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

                                                                              17
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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                     (continued)
--------------------------------------------------------------------------------

  Shares                                                                   Value
             Diversified Financial Services - 0.3%
  9,300      Citigroup, Inc.                                        $    448,074
                                                                    ------------
             Total Diversified Financials                           $  5,236,755
                                                                    ------------
             Insurance - 4.5%
             Multi-Line Insurance - 0.3%
  3,500      American International Group, Inc.                     $    229,845
  4,800      Hartford Financial Services Group, Inc.                     332,688
                                                                    ------------
                                                                    $    562,533
                                                                    ------------
             Property & Casualty Insurance - 4.2%
  1,550      Berkshire Hathaway, Inc. (Class B)*                    $  4,550,800
 20,500      Progressive Corp.                                         1,739,220
                                                                    ------------
                                                                    $  6,290,020
                                                                    ------------
             Total Insurance                                        $  6,852,553
                                                                    ------------
             Software & Services - 6.7%
             Application Software - 3.8%
168,200      Microsoft Corp.                                        $  4,492,622
 46,000      Symantec Corp.*                                           1,184,960
                                                                    ------------
                                                                    $  5,677,582
                                                                    ------------
             Data Processing & Outsourced Services - 2.9%
104,300      First Data Corp.                                       $  4,436,922
                                                                    ------------
             Total Software & Services                              $ 10,114,504
                                                                    ------------
             Technology Hardware & Equipment - 2.5%
             Communications Equipment - 0.4%
 40,200      Avaya, Inc.*                                           $    691,440
                                                                    ------------
             Computer Hardware - 1.7%
  1,100      Diebold, Inc.                                          $     61,303
  1,900      Dell, Inc.*                                                  80,066
101,300      Hewlett-Packard Co.                                       2,124,261
  2,500      IBM Corp.                                                   246,450
                                                                    ------------
                                                                    $  2,512,080
                                                                    ------------
             Electronic Manufacturing Services - 0.4%
 23,800      Molex, Inc.                                            $    634,270
                                                                    ------------
             Total Technology Hardware & Equipment                  $  3,837,790
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

18
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--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Shares                                                                       Value
             Semiconductors - 0.8%
             Semiconductors - 0.8%
  29,800     Intel Corp.                                                $    697,022
  22,100     Texas Instruments, Inc.                                         544,102
                                                                        ------------
                                                                        $  1,241,124
                                                                        ------------
             Total Semiconductors                                       $  1,241,124
                                                                        ------------
             Telecommunication Services - 2.2%
             Integrated Telecommunication Services - 0.5%
   4,100     Alltel Corp.                                               $    240,916
   5,000     BellSouth Corp.                                                 138,950
   7,900     SBC Communications, Inc.                                        203,583
   6,114     Verizon Communications, Inc.                                    247,678
                                                                        ------------
                                                                        $    831,127
                                                                        ------------
             Wireless Telecommunication Services - 1.7%
  93,700     Vodafone Group Plc (A.D.R.)                                $  2,565,506
                                                                        ------------
             Total Telecommunication Services                           $  3,396,633
                                                                        ------------
             Utilities - 0.2%
             Electric Utilities - 0.2%
   4,800     Exelon Corp.                                               $    211,536
   4,400     Southern Co.                                                    147,488
                                                                        ------------
             Total Utilities                                            $    359,024
                                                                        ------------
             TOTAL COMMON STOCKS
             (Cost $81,740,036)                                         $ 97,238,517
                                                                        ------------

             S&P/Moody's
 Principal     Ratings
   Amount    (unaudited)                                                      Value
                           ASSET BACKED SECURITIES - 0.6%
                           Transportation - 0.0%
                           Airlines - 0.0%
 $ 12,687   BBB+/Baa3      Continential Airlines, 6.648%, 9/15/17      $     12,323
                                                                       ------------
                           Total Transportation                        $     12,323
                                                                       ------------
                           Diversified Financials - 0.4%
                           Consumer Finance - 0.0%
   24,438   AAA/Aaa        Americredit Automobile Receivables Trust,
                           Floating Rate, 12/12/07                     $     24,453
                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

                                                                              19
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SCHEDULE OF INVESTMENTS 12/31/04                                     (continued)
--------------------------------------------------------------------------------

             S&P/Moody's
 Principal     Ratings
   Amount    (unaudited)                                                        Value
                           Diversified Financial Services - 0.4%
 $ 254,182  BBB-/Baa2      PF Export Receivable Master Trust,
                            6.436%, 6/1/15 (144A)                        $    252,634
   296,535  BBB/Baa2       Power Receivables Finance, 6.29%,
                            1/1/12 (144A)                                     312,088
                                                                         ------------
                                                                         $    564,722
                                                                         ------------
                           Specialized Finance - 0.0%
    70,000  AAA/Aaa        MBNA Credit Card Master Note, Floating
                           Rate, 12/15/08                                $     70,096
                                                                         ------------
                           Total Diversified Financials                  $    659,271
                                                                         ------------
                           Utilities - 0.1%
                           Electric Utilities - 0.1%
   189,200  BB-/Ba2        FPL Energy Wind Funding, 6.876%,
                            6/27/17 (144A)                               $    195,113
                                                                         ------------
                           Total Utilities                               $    195,113
                                                                         ------------
                           TOTAL ASSET BACKED SECURITIES
                           (Cost $851,014)                               $    866,707
                                                                         ------------
                           COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
                           Banks - 0.0%
                           Thrifts & Mortgage Finance - 0.0%
     2,264  AAA/Aaa        Structured Asset Securities Corp., Floating
                           Rate, 9/25/32                                 $      2,272
                                                                         ------------
                           Total Banks                                   $      2,272
                                                                         ------------
                           Diversified Financials - 0.2%
                           Consumer Finance - 0.0%
     4,346  AAA/Aaa        Asset Securitization Corp., Floating Rate,
                            1/13/30                                      $      4,359
                                                                         ------------
                           Diversified Financial Services - 0.2%
   300,000  BBB-/Baa3      Tower 2004-1A E, 5.395%, 1/15/34              $    299,442
                                                                         ------------
                           Total Diversified Financials                  $    303,801
                                                                         ------------
                           Government - 0.1%
   220,363  AAA/Aaa        Freddie Mac, 5.0%, 1/15/16                    $    224,458
                                                                         ------------
                           Total Government                              $    224,458
                                                                         ------------
                           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                           (Cost $534,390)                               $    530,531
                                                                         ------------


   The accompanying notes are an integral part of these financial statements.

20
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--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             S&P/Moody's
 Principal     Ratings
   Amount    (unaudited)                                                                 Value
                           CORPORATE BONDS - 10.2%
                           Energy - 0.7%
                           Integrated Oil & Gas - 0.1%
 $ 120,000  BBB+/Baa1      Occidental Petroleum, 6.75%, 1/15/12                   $    136,221
    25,000  BBB/Baa2       Petro-Canada, 4.0%, 7/15/13                                  23,418
    15,000  BBB+/Baa1      USX Corp., 6.85%, 3/1/08                                     16,320
                                                                                  ------------
                                                                                  $    175,959
                                                                                  ------------
                           Oil & Gas Exploration & Production - 0.3%
   300,000  BBB-/N/R       Gazprom International SA., 7.201%,
                            2/1/20 (144A)                                         $    317,250
    65,000  BBB-/Baa1      Pemex Project Funding Master, 9.125%,
                            10/13/10                                                     77,935
                                                                                  ------------
                                                                                  $    395,185
                                                                                  ------------
                           Oil & Gas Refining Marketing & Transportation - 0.3%
    40,000  BBB+/Baa1      Kinder Morgan Energy Partners, 6.75%,
                            3/15/11                                               $     44,657
   430,000  BBB/Ba1        Magellan Midstream Partners, L.P., 6.45%,
                            6/1/14                                                      465,005
                                                                                  ------------
                                                                                  $    509,662
                                                                                  ------------
                           Total Energy                                           $  1,080,806
                                                                                  ------------
                           Materials - 1.1%
                           Commodity Chemicals - 0.2%
   300,000  BB+/Ba2        Nova Chemicals Ltd., 6.5%, 1/15/12                     $    318,000
                                                                                  ------------
                           Diversified Metals & Mining - 0.3%
   425,000  BBB-/Baa3      Inco Ltd., 7.2%, 9/15/32                               $    495,336
                                                                                  ------------
                           Fertilizers & Agricultural Chemicals - 0.0%
    30,000  BBB+/Baa2      Potash Corp., Saskatchewan, 4.875%,
                            3/1/13                                                $     30,155
                                                                                  ------------
                           Forest Products - 0.0%
    12,000  BBB/Baa2       Weyerhaeuser Co., 5.5%, 3/15/05                        $     12,055
                                                                                  ------------
                           Metal & Glass Containers - 0.1%
   125,000  BBB/Baa2       Tenneco Packaging, 8.125%, 6/15/17                     $    156,072
                                                                                  ------------
                           Paper Packaging - 0.3%
   425,000  A/A2           Bemis Co., Inc., 6.7%, 7/1/05                          $    432,262
                                                                                  ------------



   The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                     (continued)
--------------------------------------------------------------------------------

             S&P/Moody's
 Principal     Ratings
   Amount    (unaudited)                                                       Value
                           Paper Products - 0.2%
 $ 250,000  BB-/Ba3        Abitibi-Consolidated, Inc., 6.95%, 4/1/08    $    257,500
                                                                        ------------
                           Total Materials                              $  1,701,380
                                                                        ------------
                           Capital Goods - 0.7%
                           Aerospace & Defense - 0.1%
    25,000  A/A3           Boeing Co., 5.125%, 2/15/13                  $     25,862
    80,000  A/A2           Honeywell International, 7.5%, 3/1/10              92,427
                                                                        ------------
                                                                        $    118,289
                                                                        ------------
                           Construction & Engineering - 0.1%
   150,000  B+/Ba3         Shaw Group, Inc., 10.75%, 3/15/10            $    165,375
                                                                        ------------
                           Electrical Component & Equipment - 0.1%
   200,000  BBB-/Ba1       Thomas & Betts Corp., 7.25%, 6/1/13          $    219,384
                                                                        ------------
                           Industrial Conglomerates - 0.1%
   145,000  AAA/Aaa        General Electric Capital Corp., 6.125%,
                            2/22/11                                     $    158,832
    90,000  AAA/Aaa        General Electric Capital Corp., 6.75%,
                            3/15/32                                          105,341
                                                                        ------------
                                                                        $    264,173
                                                                        ------------
                           Industrial Machinery - 0.2%
   300,000  B+/Ba2         Sun Sage BV, 8.25%, 3/26/09 (144A)           $    315,000
                                                                        ------------
                           Total Capital Goods                          $  1,082,221
                                                                        ------------
                           Commercial Services & Supplies - 0.1%
                           Diversified Commercial Services - 0.1%
   100,000  BBB+/Baa1      Deluxe Corp., 3.5%, 10/1/07 (144A)           $     98,712
                                                                        ------------
                           Total Commercial Services & Supplies         $     98,712
                                                                        ------------
                           Automobiles & Components - 0.4%
                           Automobile Manufacturers - 0.4%
    80,000  BBB-/Baa1      Ford Motor Co., 7.25%, 10/1/08               $     85,816
   500,000  BBB-/Baa2      General Motors, 7.2%, 1/15/11                     512,821
                                                                        ------------
                                                                        $    598,637
                                                                        ------------
                           Total Automobiles & Components               $    598,637
                                                                        ------------
                           Consumer Durables & Apparel - 0.0%
                           Housewares & Specialties - 0.0%
    35,000  BBB+/Baa2      Newell Rubbermaid, Inc., 4.625%,
                            12/15/09                                    $     35,330
                                                                        ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             S&P/Moody's
 Principal     Ratings
   Amount    (unaudited)                                                      Value
                           Total Consumer Durables & Apparel           $     35,330
                                                                       ------------
                           Hotels, Restaurants & Leisure - 0.4%
                           Hotels, Resorts & Cruise Lines - 0.4%
 $ 500,000  BBB-/Baa3      Hilton Hotels, 7.625%, 12/1/12              $    584,712
                                                                       ------------
                           Total Hotels, Restaurants & Leisure         $    584,712
                                                                       ------------
                           Media - 1.1%
                           Broadcasting & Cable Television - 0.7%
   500,000  BBB/Baa3       Comcast Cable Corp., 7.125%, 6/15/13        $    579,273
    80,000  BBB/Baa3       Comcast Corp., 5.3%, 1/15/14                      82,505
   300,000  BBB-/Baa3      Cox Communications, 7.125%, 10/1/12              336,259
                                                                       ------------
                                                                       $    998,037
                                                                       ------------
                           Movies & Entertainment - 0.0%
    30,000  BBB+/Baa1      Time Warner, Inc., 6.75%, 4/15/11           $     33,746
                                                                       ------------
                           Publishing - 0.4%
   512,000  BBB-/Baa3      News America, Inc., 7.3%, 4/30/28           $    586,675
                                                                       ------------
                           Total Media                                 $  1,618,458
                                                                       ------------
                           Retailing - 0.3%
                           Department Stores - 0.0%
    15,000  A-/Baa1        Nordstrom, Inc., 5.625%, 1/15/09            $     15,875
                                                                       ------------
                           Specialty Stores - 0.3%
   500,000  BB/Ba2         Toys "R" Us, 7.875%, 4/15/13                $    496,250
                                                                       ------------
                           Total Retailing                             $    512,125
                                                                       ------------
                           Food, Beverage & Tobacco - 0.4%
                           Brewers - 0.0%
    35,000  BBB+/Baa1      Miller Brewing Co., 5.5%, 8/15/13 (144A)    $     36,584
                                                                       ------------
                           Packaged Foods & Meats - 0.0%
    35,000  A+/A1          Unilever Capital Corp., 7.125%, 11/1/10     $     40,258
                                                                       ------------
                           Soft Drinks - 0.0%
    35,000  A/A3           Bottling Group LLC, 5.0%, 11/15/13          $     36,084
                                                                       ------------
                           Tobacco - 0.3%
   400,000  BBB/Baa2       Altria Group, Inc., 7.0%, 11/4/13           $    433,420
                                                                       ------------
                           Total Food, Beverage & Tobacco              $    546,346
                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                     (continued)
--------------------------------------------------------------------------------

             S&P/Moody's
 Principal     Ratings
   Amount    (unaudited)                                                     Value
                           Health Care Equipment & Services - 0.5%
                           Health Care Facilities - 0.3%
 $ 500,000  BB+/Ba2        HCA, Inc., 6.3%, 10/1/12                   $    507,103
                                                                      ------------
                           Health Care Supplies - 0.2%
   250,000  BBB-/Ba1       Bausch & Lomb, 7.125%, 8/1/28              $    266,375
                                                                      ------------
                           Total Health Care Equipment & Services     $    773,478
                                                                      ------------
                           Banks - 0.4%
                           Diversified Banks - 0.4%
    80,000  AAA/Aaa        International Bank for Reconstruction &
                           Development, 4.375%, 9/28/06               $     81,708
   150,000  NR/Aaa         KFW-Kredit Wiederaufbau, 2.75%, 5/8/07          147,627
   225,000  AA-/Aa2        National Westminster, 7.375%, 10/1/09           256,148
    30,000  A+/Aa3         US Bancorp, 3.125%, 3/15/08                      29,474
                                                                      ------------
                                                                      $    514,957
                                                                      ------------
                           Regional Banks - 0.0%
    40,000  A-/A2          Keycorp 2.75%, 2/27/07                     $     39,264
                                                                      ------------
                           Total Banks                                $    554,221
                                                                      ------------
                           Diversified Financials - 1.1%
                           Consumer Finance - 0.2%
    65,000  A/A2           National Rural Utilities, 7.25%, 3/1/12    $     75,023
   265,000  A/A2           SLM Corp., Floating Rate, 7/25/14               264,051
                                                                      ------------
                                                                      $    339,074
                                                                      ------------
                           Investment Banking & Brokerage - 0.1%
   200,000  B+/B1          E*Trade Financial Corp., 8.0%, 6/15/11
                            (144A)                                    $    215,000
                                                                      ------------
                           Diversified Financial Services - 0.4%
   300,000  A-/Baa3        Brascan Corp., 5.75%, 3/1/10               $    317,417
   300,000  BBB-/Baa3      Glencore Funding LLC, 6.0%, 4/15/14
                            (144A)                                         290,243
                                                                      ------------
                                                                      $    607,660
                                                                      ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             S&P/Moody's
 Principal     Ratings
   Amount    (unaudited)                                                    Value
                           Specialized Finance - 0.4%
 $ 200,000  N/R/Baa3       Tengizchevroil LLP, 6.124%, 11/15/14
                               (144A)                                $    200,500
   300,000  B/B2           MDP Acquisitions, 9.625%, 10/1/12              334,500
                                                                     ------------
                                                                     $    535,000
                                                                     ------------
                           Total Diversified Financials              $  1,696,734
                                                                     ------------
                           Insurance - 1.1%
                           Life & Health Insurance - 0.2%
   300,000  BB+/Ba1        Provident Co., Inc., 7.0%, 7/15/18        $    289,875
    65,000  AA/A1          Jackson National Life Global Funding,
                            Floating Rate, 3/11/05 (144A)                  65,014
                                                                     ------------
                                                                     $    354,889
                                                                     ------------
                           Multi-Line Insurance - 0.0%
   150,000  A/Baa1         Loews Corp., 5.25%, 3/15/16               $    145,060
                                                                     ------------
                           Property & Casualty Insurance - 0.5%
   180,000  BBB-/NR        Kingsway America, Inc., 7.5%, 2/1/14      $    186,620
   200,000  BBB-/Baa3      Arch Capital Group Ltd., 7.35%, 5/1/34         213,232
   350,000  BB/Baa3        Ohio Casualty Corp., 7.3%, 6/15/14             376,669
                                                                     ------------
                                                                     $    776,521
                                                                     ------------
                           Reinsurance - 0.2%
   300,000  BBB-/Baa3      Odyssey Re Holdings, 7.65%, 11/1/13       $    330,888
                                                                     ------------
                           Total Insurance                           $  1,607,358
                                                                     ------------
                           Real Estate - 0.5%
                           Real Estate Investment Trusts - 0.5%
   400,000  BBB-/Baa3      Hospitality Properties Trust, 6.75%,
                            2/15/13                                  $    441,677
   300,000  BBB-/Baa3      Colonial Reality LP, 6.15%, 4/15/13            311,606
                                                                     ------------
                                                                     $    753,283
                                                                     ------------
                           Total Real Estate                         $    753,283
                                                                     ------------
                           Technology Hardware & Equipment - 0.7%
                           Communications Equipment - 0.1%
   200,000  BB/Ba3         Rogers Wireless, Inc., Floating Rate,
                            12/15/10 (144A)                          $    209,500
                                                                     ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                     (continued)
--------------------------------------------------------------------------------

             S&P/Moody's
 Principal     Ratings
   Amount    (unaudited)
                           Computer Hardware - 0.6%
 $ 500,000  BBB-/Baa3      NCR Corp., 7.125%, 6/15/09                     $    552,078
   300,000  BB+/Ba1        Unisys Corp., 6.875%, 3/15/10                       321,000
                                                                          ------------
                                                                          $    873,078
                                                                          ------------
                           Total Technology Hardware & Equipment          $  1,082,578
                                                                          ------------
                           Telecommunication Services - 0.4%
                           Integrated Telecommunication Services - 0.4%
    25,000  A+/A2          Verizon Global Funding Corp., 7.375%,
                            9/1/12                                        $     29,420
   300,000  BBB+/Ba3       Intelsat, Ltd., 6.5%, 11/1/13                       273,000
   300,000  BBB+/Baa2      Telecom Italia Capital, 5.25%, 11/15/13             303,221
                                                                          ------------
                                                                          $    605,641
                                                                          ------------
                           Total Telecommunication Services               $    605,641
                                                                          ------------
                           Utilities - 0.3%
                           Electric Utilities - 0.3%
   313,500  BBB-/Baa3      FLP Energy American Wind LLC, 6.639%,
                            6/20/23 (144A)                                $    334,310
    40,000  BBB/Baa1       PSE&G Power, 6.95%, 6/1/12                           45,073
                                                                          ------------
                                                                          $    379,383
                                                                          ------------
                           Multi-Utilities & Unregulated Power - 0.0%
    75,000  BBB-/Baa3      Avista Corp., 7.75%, 1/1/07                    $     80,483
    15,000  BBB+/Baa1      Dominion Resources, 6.25%, 6/30/12                   16,377
                                                                          ------------
                                                                          $     96,860
                                                                          ------------
                           Total Utilities                                $    476,243
                                                                          ------------
                           TOTAL CORPORATE BONDS
                           (Cost $14,529,623)                             $ 15,408,263
                                                                          ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Principal
   Amount                                                                        Value
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 22.3%
$  65,000      Federal Home Loan Bank, 3.875%, 6/14/13                    $     62,728
  998,293      Federal Home Loan Bank, 5.0%, 11/1/34                           992,024
  300,000      Federal Home Loan Mortgage Corp., 3.25%, 2/25/08                297,882
  973,082      Federal Home Loan Mortgage Corp., 5.0%, 4/1/34                  966,971
  517,686      Federal Home Loan Mortgage Corp., 5.5%, 5/1/33                  535,011
  355,308      Federal Home Loan Mortgage Corp., 5.5%, 12/1/18                 369,203
  450,000      Federal Home Loan Mortgage Corp., 5.5%, 11/1/34                 457,440
1,000,000      Federal Home Loan Mortgage Corp., 5.5%, 12/1/34               1,016,532
  226,945      Federal Home Loan Mortgage Corp., 6.0%, 6/1/34                  234,551
  400,217      Federal Home Loan Mortgage Corp., 6.0%, 1/1/33                  414,000
  497,433      Federal Home Loan Mortgage Corp., 6.0%, 4/1/33                  514,565
  102,337      Federal Home Loan Mortgage Corp., 6.5%, 5/1/09                  107,377
  162,015      Federal Home Loan Mortgage Corp., 6.5%, 7/1/33                  170,689
  278,249      Federal Home Loan Mortgage Corp., 6.5%, 10/1/33                 293,073
  397,571      Federal National Loan Mortgage Corp., 5.5%, 10/1/16             411,286
   31,748      Federal National Mortgage Association, 3.5%, 9/15/10             31,756
  150,855      Federal National Mortgage Association, 4.816%, 12/1/12          154,167
  151,618      Federal National Mortgage Association, 5.0%, 3/1/33             150,728
  452,075      Federal National Mortgage Association, 5.0%, 5/1/18             460,450
  484,491      Federal National Mortgage Association, 5.0%, 6/1/34             480,945
  209,017      Federal National Mortgage Association, 5.0%, 12/1/17            212,624
  100,000      Federal National Mortgage Association, 5.24%, 8/7/18             99,732
  570,503      Federal National Mortgage Association, 5.5%, 2/1/17             590,555
  112,162      Federal National Mortgage Association, 5.5%, 2/1/18             116,455
  213,175      Federal National Mortgage Association, 5.5%, 3/1/34             216,544
  437,936      Federal National Mortgage Association, 5.5%, 4/1/34             444,858
  662,243      Federal National Mortgage Association, 5.5%, 5/1/33             672,893
   66,076      Federal National Mortgage Association, 5.5%, 7/1/23              67,594
  287,009      Federal National Mortgage Association, 5.5%, 8/1/14             297,999
   73,112      Federal National Mortgage Association, 5.5%, 9/1/17              75,641
  447,148      Federal National Mortgage Association, 5.5%, 11/1/33            454,339
   54,841      Federal National Mortgage Association, 6.0%, 1/1/29              56,902
  795,297      Federal National Mortgage Association, 6.0%, 1/1/33             823,456
  382,191      Federal National Mortgage Association, 6.0%, 1/1/33             395,724
  434,914      Federal National Mortgage Association, 6.0%, 2/1/33             449,913
   72,596      Federal National Mortgage Association, 6.0%, 3/1/33              75,100
  110,000      Federal National Mortgage Association, 6.0%, 4/15/32            114,996

   The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                     (continued)
--------------------------------------------------------------------------------

  Principal
   Amount                                                                          Value
$  67,243      Federal National Mortgage Association, 6.0%, 8/1/32          $     69,624
   22,460      Federal National Mortgage Association, 6.0%, 9/1/29                23,276
  139,142      Federal National Mortgage Association, 6.0%, 11/1/16              145,895
  364,083      Federal National Mortgage Association, 6.0%, 12/1/33              376,640
1,260,000      Federal National Mortgage Association, 6.125%, 3/15/12          1,399,934
   20,159      Federal National Mortgage Association, 6.5%, 1/1/15                21,393
  197,443      Federal National Mortgage Association, 6.5%, 4/1/29               208,373
  492,724      Federal National Mortgage Association, 6.5%, 5/1/32               517,173
   62,531      Federal National Mortgage Association, 6.5%, 7/1/29                65,709
  429,055      Federal National Mortgage Association, 6.5%, 7/1/32               450,345
  165,705      Federal National Mortgage Association, 6.5%, 9/1/32               174,512
   47,158      Federal National Mortgage Association, 6.5%, 10/1/32               49,498
  194,137      Federal National Mortgage Association, 6.5%, 12/1/21              204,894
   24,259      Federal National Mortgage Association, 7.0%, 3/1/12                25,721
   40,000      Federal National Mortgage Association, 7.125%, 6/15/10             45,977
    6,715      Federal National Mortgage Association, 8.0%, 1/1/31                 7,281
   19,893      Federal National Mortgage Association, 8.0%, 2/1/29                21,648
    1,907      Federal National Mortgage Association, 8.0%, 2/1/30                 2,073
   50,775      Federal National Mortgage Association, 8.0%, 3/1/31                55,195
   11,529      Federal National Mortgage Association, 8.0%, 4/1/20                12,505
    4,309      Federal National Mortgage Association, 8.0%, 4/1/30                 4,672
    4,155      Federal National Mortgage Association, 8.0%, 5/1/31                 4,505
    3,966      Federal National Mortgage Association, 8.0%, 7/1/30                 4,300
    9,902      Federal National Mortgage Association, 8.0%, 10/1/30               10,736
   96,287      Federal National Mortgage Association, 9.0%, 4/1/33               104,239
  384,815      Government National Mortgage Association, 5.0%, 4/15/34           385,287
  662,159      Government National Mortgage Association, 5.5%, 8/15/17           690,645
  478,506      Government National Mortgage Association, 5.5%, 8/15/19           499,035
1,332,912      Government National Mortgage Association, 5.5%, 8/15/33         1,362,642
  136,792      Government National Mortgage Association, 5.5%, 9/15/33           139,972
  299,971      Government National Mortgage Association, 5.5%, 10/15/33          306,663
  320,000      Government National Mortgage Association, 5.5%, 12/15/34          326,994
    6,171      Government National Mortgage Association, 6.0%, 4/15/14             6,510
   28,257      Government National Mortgage Association, 6.0%, 8/15/13            29,810
  964,122      Government National Mortgage Association, 6.0%, 8/15/34           999,926
  373,844      Government National Mortgage Association, 6.0%, 9/15/34           387,729
1,559,215      Government National Mortgage Association, 6.0%, 9/15/33         1,617,027

   The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Principal
   Amount                                                                        Value
$ 337,609      Government National Mortgage Association, 6.0%,
                10/15/33                                                   $   350,126
  631,827      Government National Mortgage Association, 6.0%,
                10/20/33                                                       656,620
  241,249      Government National Mortgage Association, 6.5%, 5/15/33         254,021
  298,683      Government National Mortgage Association, 6.5%,
                10/15/28                                                       315,014
   19,325      Government National Mortgage Association, 7.0%, 4/15/28          20,572
    4,764      Government National Mortgage Association, 7.0%, 8/15/28           5,071
   18,243      Government National Mortgage Association, 7.5%, 1/15/30          19,596
    8,548      Government National Mortgage Association, 7.75%,
                11/15/29                                                         9,233
   49,532      Government National Mortgage Association, 8.0%, 2/15/30          53,776
  498,409      Government National Mortgage Association II, 5.5%,
                2/20/34                                                        508,834
1,549,572      Government National Mortgage Association II, 6.0%,
                11/20/33                                                     1,605,088
  100,000      U.S. Treasury Bonds, 7.125%, 2/15/23                            127,607
  220,000      U.S. Treasury Notes, 3.5%, 1/15/11                              269,856
1,985,000      U.S. Treasury Notes, 4.0%, 11/15/12                           1,981,664
  700,000      U.S. Treasury Notes, 4.75%, 11/15/08                            733,168
  500,000      U.S. Treasury Notes, 4.75%, 5/15/14                             521,055
  360,000      U.S. Treasury Notes, 5.375%, 2/15/31                            389,278
   75,000      U.S. Treasury Notes, 5.5%, 8/15/28                               81,176
1,500,000      U.S. Treasury Notes, 5.625%, 5/15/08                          1,608,867
  100,000      U.S. Treasury Notes, 7.0%, 7/15/06                              106,023
                                                                           -----------
                                                                           $33,661,706
                                                                           -----------
               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost $33,382,912)                                          $33,661,706
                                                                           -----------



   The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                     (continued)
--------------------------------------------------------------------------------

             S&P/Moody's
 Principal     Ratings
   Amount    (unaudited)                                                   Value
                           MUNICIPAL BOND - 0.0%
  $70,000   BBB+/A3        California State Department of Water
                           Resources & Power Supply, 4.33%,
                           5/1/06                                   $     70,711
                                                                    ------------
                           TOTAL MUNICIPAL BOND
                           (Cost $69,984)                           $     70,711
                                                                    ------------
                           TOTAL INVESTMENTS IN SECURITIES - 97.8%
                           (Cost $131,107,959) (a)                  $147,776,435
                                                                    ------------
                           OTHER ASSETS AND LIABILITIES - 2.2%      $  3,354,138
                                                                    ------------
                           TOTAL NET ASSETS - 100.0%                $151,130,573
                                                                    ============


(A.D.R.) American Depositary Receipt

*        Non-Income producing security

N/R      Not Rated

144A     Security is exempt from registration  under Rule 144A of the Securities
         Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transac- tion exempt from registration. At
         December 31, 2004, the value of these securities amounted to $2,841,948 or 1.9% of net assets.

(a) At December 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $131,093,164 was as follows:

         Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                                  $18,299,449
         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                                       (1,616,178)
                                                                                         -----------
         Net unrealized gain                                                            $16,683,271
                                                                                         ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31,
2004 aggregated $40,928,661 and $44,798,874, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $131,107,959)            $147,776,435
  Cash                                                                 2,624,580
  Receivables -
   Investment securities sold                                          2,297,384
   Fund shares sold                                                      112,674
   Dividends, interest and foreign taxes withheld                        563,799
   Due from Pioneer Investment Management, Inc.                            2,856
  Other                                                                    6,363
                                                                    ------------
     Total assets                                                   $153,384,091
                                                                    ------------
LIABILITIES:
  Payables -
   Investment securities purchased                                  $  1,965,681
   Fund shares repurchased                                                33,638
  Due to affiliates                                                      177,224
  Accrued expenses                                                        76,975
                                                                    ------------
     Total liabilities                                              $  2,253,518
                                                                    ------------
NET ASSETS:
  Paid-in capital                                                   $143,923,150
  Undistributed net investment income                                    107,241
  Accumulated net realized loss on investments              )         (9,568,294)
  Net unrealized gain on investments                                  16,668,476
                                                                    ------------
     Total net assets                                               $151,130,573
                                                                    ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $100,920,220/10,386,285 shares)                 $       9.72
                                                                    ============
  Class B (based on $18,369,075/1,911,912 shares)                   $       9.61
                                                                    ============
  Class C (based on $13,720,466/1,417,535 shares)                   $       9.68
                                                                    ============
  Investor Class (based on $18,120,812/1,863,769 shares)            $       9.72
                                                                    ============
MAXIMUM OFFERING PRICE:
  Class A ($9.72 [divided by] 95.5%)                                $      10.18
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/04


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $3,795)       $1,360,512
  Interest (net of foreign taxes withheld of $283)           2,340,473
  Income from securities loaned, net                               171
                                                            ----------
     Total investment income                                                 $3,701,156
                                                                             ----------
EXPENSES:
  Management fees                                           $  856,331
  Transfer agent fees and expenses
   Class A                                                     314,883
   Class B                                                      88,236
   Class C                                                      43,911
   Investor Class                                                3,559
  Distribution fees
   Class A                                                     257,721
   Class B                                                     177,438
   Class C                                                      98,614
  Administrative reimbursements                                 24,843
  Custodian fees                                                 3,032
  Registration fees                                             48,663
  Professional fees                                             29,659
  Fees and expenses of nonaffiliated trustees                    3,924
                                                            ----------
   Total expenses                                                            $1,950,814
   Less fees paid indirectly                                                     (2,767)
                                                                             ----------
   Net expenses                                                              $1,948,047
                                                                             ----------
     Net investment income                                                   $1,753,109
                                                                             ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                           $4,392,771
                                                                             ----------
  Change in net unrealized gain on investments                               $ (649,320)
                                                                             ----------
   Net gain on investments                                                   $3,743,451
                                                                             ----------
   Net increase in net assets resulting from operations                      $5,496,560
                                                                             ==========

   The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/04 and 12/31/03


                                                           Year Ended         Year Ended
                                                            12/31/04           12/31/03
FROM OPERATIONS:
Net investment income                                     $  1,753,109       $  1,368,139
Net realized gain on investments                             4,392,771          1,587,565
Change in net unrealized gain (loss) on investments           (649,320)        15,653,026
                                                          ------------       ------------
   Net increase in net assets resulting from
     operations                                           $  5,496,560       $ 18,608,730
                                                          ------------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.16 and $0.14 per share, respectively)       $ (1,753,950)      $ (1,600,449)
  Class B ($0.08 and $0.05 per share, respectively)           (162,518)           (75,922)
  Class C ($0.09 and $0.04 per share, respectively)           (109,871)           (36,184)
                                                          ------------       ------------
   Total distributions to shareowners                     $ (2,026,339)      $ (1,712,555)
                                                          ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $ 25,246,160       $ 27,583,670
Shares issued in reorganization                             18,324,440                  -
Reinvestment of distributions                                1,833,185          1,559,351
Cost of shares repurchased                                 (29,592,439)       (44,985,862)
                                                          ------------       ------------
  Net increase (decrease) in net assets resulting from
   Fund share transactions                                $ 15,811,346       $(15,842,841)
                                                          ------------       ------------
  Net increase in net assets                              $ 19,281,567       $  1,053,334
NET ASSETS:
Beginning of year                                          131,849,006        130,795,672
                                                          ------------       ------------
End of year (including undistributed net investment
  income of $107,241 and $64,731, respectively)           $151,130,573       $131,849,006
                                                          ============       ============



   The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Years Ended 12/31/04 and 12/31/03


                                     '04 Shares     '04 Amount            '03 Shares      '03 Amount
CLASS A
Shares sold                             922,267     $ 8,795,188            1,716,085     $ 14,763,083
Reinvestment of distributions           166,585       1,594,873              163,222        1,459,391
Less shares repurchased              (2,028,558)    (19,366,320)          (3,422,395)     (29,595,678)
                                     ----------     -----------           ----------     ------------
  Net decrease                         (939,706)    $(8,976,259)          (1,543,088)    $(13,373,204)
                                     ----------     -----------           ----------     ------------
CLASS B
Shares sold                             849,263     $ 7,994,504              919,101     $  7,827,081
Reinvestment of distributions            14,764         140,299                7,559           67,534
Less shares repurchased                (676,731)     (6,377,749)          (1,183,145)      (9,987,739)
                                     ----------     -----------           ----------     ------------
  Net increase (decrease)               187,296     $ 1,757,054             (256,485)    $ (2,093,124)
                                     ----------     -----------           ----------     ------------
CLASS C
Shares sold                             889,037     $ 8,456,468              580,857     $  4,993,506
Reinvestment of distributions            10,218          98,013                3,605           32,426
Less shares repurchased                (372,585)     (3,526,430)            (637,455)      (5,402,445)
                                     ----------     -----------           ----------     ------------
  Net increase (decrease)               526,670     $ 5,028,051              (52,993)    $   (376,513)
                                     ==========     ===========           ==========      ===========
INVESTOR CLASS
Shares sold                                   -     $         -
Shares issued
in reorganization                     1,896,932      18,324,440
Less shares repurchased                 (33,163)       (321,940)
                                     ----------     -----------
  Net increase                        1,863,769     $18,002,500
                                     ==========     ===========



   The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Year Ended   Year Ended   Year Ended    Year Ended    Year Ended
                                                          12/31/04     12/31/03     12/31/02    12/31/01 (a)    12/31/00
CLASS A
Net asset value, beginning of period                      $   9.47     $   8.29     $   9.46      $  9.94       $   9.73
                                                          --------     --------     --------      -------       --------
Increase (decrease) from investment operations:
 Net investment income                                    $   0.15     $   0.12     $   0.11      $  0.19       $   0.30
 Net realized and unrealized gain (loss) on
  investments                                                 0.27         1.20        (1.17)       (0.47)          0.22
                                                          --------     --------     --------      -------       --------
  Net increase (decrease) from investment
   operations                                             $   0.41     $   1.32     $  (1.06)     $ (0.28)      $   0.52
Distributions to shareowners:
 Net investment income                                       (0.17)       (0.14)       (0.11)       (0.20)         (0.31)
                                                          --------     --------     --------      -------       --------
Net increase (decrease) in net asset value                $   0.25     $   1.18     $  (1.17)     $ (0.48)      $   0.21
                                                          --------     --------     --------      -------       --------
Net asset value, end of period                            $   9.72     $   9.47     $   8.29      $  9.46       $   9.94
                                                          ========     ========     ========      =======       ========
Total return*                                                 4.43%       15.99%      (11.20)%      (2.87)%         5.38%
Ratio of net expenses to average net assets+                  1.29%        1.38%        1.41%        1.31%          1.23%
Ratio of net investment income to average net assets+         1.51%        1.25%        1.19%        1.97%          2.96%
Portfolio turnover rate                                         31%          44%         180%         133%            17%
Net assets, end of period (in thousands)                  $100,920     $107,265     $106,734      $141,746      $162,855
Ratios with reductions for fees paid indirectly:
 Net expenses                                                 1.29%        1.38%        1.41%        1.30%          1.20%
 Net investment income                                        1.51%        1.25%        1.19%        1.98%          2.99%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
(a) At January 1, 2001, the Fund began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by less than one cent per share, increase net realized and unrealized gain (loss) by less than one cent per share and decrease the ratio of net investment income to average net assets assuming reduction for fees paid indirectly from 2.02% to 1.98%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Year Ended  Year Ended   Year Ended    Year Ended    Year Ended
                                                          12/31/04    12/31/03     12/31/02    12/31/01 (a)    12/31/00
CLASS B
Net asset value, beginning of period                      $  9.37     $  8.21      $   9.36      $  9.85       $  9.64
                                                          -------     -------      --------      -------       -------
Increase (decrease) from investment operations:
 Net investment income                                    $  0.05     $  0.03      $   0.02      $  0.12       $  0.19
 Net realized and unrealized gain (loss) on
  investments                                                0.27        1.18         (1.13)       (0.48)         0.23
                                                          -------     -------      --------      -------       -------
  Net increase (decrease) from investment
   operations                                             $  0.32     $  1.21      $  (1.11)     $ (0.36)      $  0.42
Distributions to shareowners:
 Net investment income                                      (0.08)      (0.05)        (0.04)       (0.13)        (0.21)
                                                          -------     -------      --------      -------       -------
Net increase (decrease) in net asset value                $  0.24     $  1.16      $  (1.15)     $ (0.49)      $  0.21
                                                          -------     -------      --------      -------       -------
Net asset value, end of period                            $  9.61     $  9.37      $   8.21      $  9.36       $  9.85
                                                          =======     =======      ========      =======       =======
Total return*                                                3.48%      14.71%       (11.90)%      (3.72)%        4.39%
Ratio of net expenses to average net assets+                 2.24%       2.35%         2.32%        2.20%         2.15%
Ratio of net investment income to average net assets+        0.59%       0.27%         0.28%        1.04%         2.03%
Portfolio turnover rate                                        31%         44%          180%         133%           17%
Net assets, end of period (in thousands)                  $18,369     $16,168      $ 16,256      $18,110       $16,413
Ratios with reduction for fees paid indirectly:
 Net expenses                                                2.24%       2.35%         2.32%        2.19%         2.13%
 Net investment income                                       0.59%       0.27%         0.28%        1.05%         2.05%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
(a) At January 1, 2001, the Fund began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by less than one cent per share, increase net realized and unrealized gain (loss) by less than one cent per share and decrease the ratio of net investment income to average net assets assuming reduction for fees paid indirectly from 1.08% to 1.05%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.


   The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Year Ended  Year Ended   Year Ended    Year Ended    Year Ended
                                                          12/31/04    12/31/03     12/31/02    12/31/01 (a)    12/31/00
CLASS C
Net asset value, beginning of period                      $  9.45     $  8.27      $   9.44      $  9.94       $  9.73
                                                          -------     -------      --------      -------       -------
Increase (decrease) from investment operations:
 Net investment income                                    $  0.06     $  0.02      $   0.01      $  0.13       $  0.15
 Net realized and unrealized gain (loss) on
  investments                                                0.26        1.20         (1.14)       (0.54)         0.23
                                                          -------     -------      --------      -------       -------
  Net increase (decrease) from investment
   operations                                             $  0.32     $  1.22      $  (1.13)     $ (0.41)      $  0.38
Distributions to shareowners:
 Net investment income                                      (0.09)      (0.04)        (0.04)       (0.09)        (0.17)
                                                          -------     -------      --------      -------       -------
Net increase (decrease) in net asset value                $  0.23     $  1.18      $  (1.17)     $ (0.50)      $  0.21
                                                          -------     -------      --------      -------       -------
Net asset value, end of period                            $  9.68     $  9.45      $   8.27      $  9.44       $  9.94
                                                          =======     =======      ========      =======       =======
Total return*                                                3.42%      14.82%       (12.02)%      (4.11)%        3.95%
Ratio of net expenses to average net assets+                 2.18%       2.38%         2.53%        2.44%         2.61%
Ratio of net investment income to average net assets+        0.73%       0.24%         0.06%        0.75%         1.56%
Portfolio turnover rate                                        31%         44%          180%         133%           17%
Net assets, end of period (in thousands)                  $13,720     $ 8,416      $  7,806      $ 5,499       $ 3,426
Ratios with reduction for fees paid indirectly:
 Net expenses                                                2.18%       2.38%         2.53%        2.43%         2.59%
 Net investment income                                       0.73%       0.24%         0.06%        0.76%         1.58%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
(a) At January 1, 2001, the Fund began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by less than one cent per share, increase net realized and unrealized gain (loss) by less than one cent per share and decrease the ratio of net investment income to average net assets assuming reduction for fees paid indirectly from 0.86% to 0.76%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.



   The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      12/11/04
                                                                         to
                                                                      12/31/04
INVESTOR CLASS
Net asset value, beginning of period                                 $  9.66
                                                                     -------
Increase (decrease) from investment operations:
  Net investment loss                                                $  0.01
  Net realized and unrealized gain on investments                       0.05
                                                                     -------
   Net increase from investment operations                           $  0.06
Net increase in net asset value                                         0.06
                                                                     -------
Net asset value, end of period                                       $  9.72
                                                                     =======
Total return*                                                           0.62%(b)
Ratio of net expenses to average net assets+                            1.06%**
Ratio of net investment loss to average net assets+                     1.06%**
Portfolio turnover rate                                                   31%
Net assets, end of period (in thousands)                             $18,121
Ratios with reduction for fees paid indirectly:
  Net expenses                                                          1.06%**
  Net investment loss                                                   1.06**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.
(b)  Not Annualized.

   The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Balanced Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's investment objective is to seek capital growth and current income.

The Trustees have authorized the issuance of four classes of shares of the Fund. The Fund offers four Classes of shares designated as - Class A, Class B, Class C and Investor Class shares. Investor Class shares were first publicly offered December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Class I shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, debt securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other

Pioneer Balanced Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                               (continued)
--------------------------------------------------------------------------------

    sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2004 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income is recorded on the accrual basis. All discounts/ premiums on debt securities are accreted/amortized into interest income for financial reporting purposes.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments on futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the

Pioneer Balanced Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Fund. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging and trading strategies and potentially result in a loss. As of December 31, 2004, the Fund had no open futures contracts.


C.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At December 31, 2004, the Fund had a net capital loss carryforward of $9,545,944, of which $4,387,204 will expire in 2011 and $5,158,740 will expire in 2012 if not utilized.

    The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                      2004               2003
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                  $2,026,339         $1,712,555
  Long-term capital gain                                 --                 --
                                                   ----------         ----------
  Total                                            $2,026,339         $1,712,555
                                                   ==========         ==========
--------------------------------------------------------------------------------

Pioneer Balanced Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                               (continued)
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at December 31, 2004.


--------------------------------------------------------------------------------
                                                                       2004
--------------------------------------------------------------------------------
  Undistributed ordinary income                                    $     70,096
  Capital loss carryforward                                          (9,545,944)
  Unrealized appreciation                                            16,683,271
                                                                   ------------
  Total                                                            $  7,207,423
                                                                   ============
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of premium and amortization.

    At December 31, 2004, the Fund has reclassified $315,740 to increase undistributed net investment income and $315,740 to increase accumulated net realized loss on investments to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

D.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $21,475 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2004.

E.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Investor Class shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and

Pioneer Balanced Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class I shares can bear different transfer agent and distribution fees.

F.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion; 0.60% of the next $4 billion; and 0.55% of the excess over $5 billion.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 1.10% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2004, $84,194 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                               (continued)
--------------------------------------------------------------------------------

3. Transfer Agent

PIMSS, a wholly owned subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $43,435 in transfer agent fees payable to PIMSS at December 31, 2004.

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $49,595 in distribution fees payable to PFD at December 31, 2004.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Effective December 1, 2004, Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2004, CDSCs in the amount of $70,778 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended

Pioneer Balanced Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

December 31, 2004, the Fund's expenses were reduced by $2,767 under such arrangements.

6. Line of Credit Facility

The Fund, along with certain others in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended December 31, 2004, the Fund had no borrowings under this agreement.

7. Merger Information

On December 8, 2004, beneficial owners of Safeco Balanced Fund (one of the series that comprised Safeco Common Stock Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

----------------------------------------------------------------------------------------
                                                                             Pioneer
                                  Pioneer                Safeco           Balanced Fund
                               Balanced Fund          Balanced Fund          (Post-
                           (Pre-Reorganization)   (Pre-Reorganization)   Reorganization)
----------------------------------------------------------------------------------------
 Net Assets                    $131,213,704            $18,324,440        $149,538,144
 Shares Outstanding              13,574,726              1,479,627          15,471,658
 Investor Shares Issued                                                      1,896,932
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                            Unrealized Appreciation/      Accumulated
                                 on Closing Date              Loss
----------------------------------------------------------------------------------------
  Safeco Balanced Fund             $2,484,884             $  (483,521)
----------------------------------------------------------------------------------------

Pioneer Balanced Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Balanced Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Balanced Fund (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 15, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Balanced Fund at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 18, 2005

Pioneer Balanced Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 74 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

Pioneer Balanced Fund

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                          Positions Held                                 Principal Occupation                   Other Directorships
Name and Age              With the Fund           Term of Office         During Past Five Years                 Held by this Trustee
John F. Cogan, Jr.        Chairman of the Board,  Serves until           Trustee and President Services         Director of Harbor
(78)*                     Trustee and President   successor trustee is   until retirement or removal; Deputy    Global Company, Ltd.
                                                  elected or earlier     Chairman and a Director of Pioneer
                                                  retirement or          Global Asset Management S.p.A.
                                                  removal                ("PGAM"); Non-Executive Chairman
                                                                         and a Director of Pioneer
                                                                         Investment Management USA Inc.
                                                                         ("PIM-USA"); Chairman and a
                                                                         Director of Pioneer Alternative
                                                                         Investment Management Limited
                                                                         (Dublin); President and a Director
                                                                         of Pioneer Alternative Investment
                                                                         Management (Bermuda) Limited and
                                                                         affilliated funds; President and
                                                                         Director of Pioneer Funds
                                                                         Distributor, Inc. ("PFD");
                                                                         President of all of the Pioneer
                                                                         Funds; and Of Councel (since 2000,
                                                                         partner prior to 2000), Wilmer
                                                                         Cutler Pickering Hale and Dorr LLP
                                                                         (counsel to PIM-USA and the Pioneer
                                                                         Funds).


*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Osbert M. Hood (52)**     Trustee and             Serves until           President and Chief Executive          None
                          Executive Vice          successor trustee is   Officer, PIM-USA since May 2003
                          President               elected or earlier     (Director since January 2001);
                                                  retirement or          President and Director of Pioneer
                                                  removal                since May 2003; Chairman and
                                                                         Director of Pioneer Investment
                                                                         Management Shareholder Services,
                                                                         Inc. ("PIMSS") since May 2003;
                                                                         Executive Vice President of all of
                                                                         the Pioneer Funds since June 2003;
                                                                         Executive Vice President and Chief
                                                                         Operating Officer of PIM-USA,
                                                                         November 2000 to May 2003;
                                                                         Executive Vice President, Chief
                                                                         Financial Officer and Treasurer,
                                                                         John Hancock Advisers, L.L.C.,
                                                                         Boston, MA, November 1999 to
                                                                         November 2000; Senior Vice
                                                                         President and Chief Financial
                                                                         Officer, John Hancock Advisers,
                                                                         L.L.C., April 1997 to November
                                                                         1999.

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Balanced Fund

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                          Positions Held                                 Principal Occupation                   Other Directorships
Name and Age              With the Fund           Term of Office         During Past Five Years                 Held by this Trustee
David R. Bock **(61)      Trustee since 2005.     Serves until a         Senior Vice President and Chief        Director of The
3050 K. Street NW,                                successor trustee is   Financial Officer, I-trax, Inc.        Enterprise Social
Washington, DC 20007                              elected or earlier     (publicly traded health care           Investment Company
                                                  retirement or removal. services company) (2001 - present);    (privately-held
                                                                         Managing Partner, Federal City         affordable housing
                                                                         Capital Advisors (boutique merchant    finance company);
                                                                         bank)(1995 - 2000; 2002 to 2004);      Director of New York
                                                                         Executive Vice President and Chief     Mortgage Trust
                                                                         Financial Officer, Pedestal Inc.       (publicly traded
                                                                         (internet-based mortgage trading       mortgage REIT)
                                                                         company) (2000 - 2002)

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------

Mary K. Bush (56)         Trustee since 1997.     Serves until           President, Bush International          Director of Brady
3509 Woodbine Street,                             successor trustee      (international financial               Corporation
Chevy Chase, MD 20815                             is elected or earlier  advisory firm)                         (industrial
                                                  retirement or removal                                         identification and
                                                                                                                specialty coated
                                                                                                                material products
                                                                                                                manufacturer),
                                                                                                                Millennium
                                                                                                                Chemicals, Inc.
                                                                                                                (commodity
                                                                                                                chemicals), Mortgage
                                                                                                                Guaranty Insurance
                                                                                                                Corporation, and
                                                                                                                R.J. Reynolds
                                                                                                                Tobacco Holdings,
                                                                                                                Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------------------

Margaret B.W. Graham (57) Trustee since 1994.     Serves until           Founding Director, The Winthrop        None
1001 Sherbrooke                                   successor trustee      Group, Inc. (consulting firm);
Street West,                                      is elected or earlier  Professor of Management, Faculty of
Montreal, Quebec, Canada                          retirement or removal  Management, McGill University
H3A 1G5
------------------------------------------------------------------------------------------------------------------------------------


Pioneer Balanced Fund

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                          Positions Held                                 Principal Occupation                   Other Directorships
Name and Age              With the Fund           Term of Office         During Past Five Years                 Held by this Trustee
Marguerite A. Piret (56)  Trustee since 1994.     Serves until           President and Chief Executive          Director of New
One Boston Place,                                 successor trustee      Officer, Newbury, Piret & Company,     America High Income
28th Floor,                                       is elected or earlier  Inc. (investment banking firm)         Fund, Inc.
Boston, MA 02108                                  retirement or removal                                         (closed-end
                                                                                                                investment company)
------------------------------------------------------------------------------------------------------------------------------------

Stephen K. West (76)      Trustee since 1994.     Serves until           Senior Counsel, Sullivan & Cromwell    Director, The Swiss
125 Broad Street,                                 successor trustee      (law firm)                             Helvetia Fund, Inc.
New York, NY 10004                                is elected or earlier                                         (closed-end
                                                  retirement or removal                                         investment company)
                                                                                                                and AMVESCAP PLC
                                                                                                                (investment
                                                                                                                managers)
------------------------------------------------------------------------------------------------------------------------------------

John Winthrop (68)        Trustee since 1994.     Serves until           President, John Winthrop & Co.,        None
One North Adgers Wharf,                           successor trustee      Inc. (private investment firm
Charleston, SC 29401                              is elected or earlier
                                                  retirement or removal
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Balanced Fund

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                          Positions Held                                 Principal Occupation                   Other Directorships
Name and Age              With the Fund           Term of Office         During Past Five Years                 Held by this Trustee
Dorothy E. Bourassa (57)  Secretary               Serves at the          Secretary of PIM-USA; Senior Vice      None
                                                  discretion             President - Legal of Pioneer; and
                                                  of the Board           Secretary/Clerk of most of
                                                                         PIM-USA's subsidiaries since
                                                                         October 2000; Secretary of all of
                                                                         the Pioneer Funds since September
                                                                         2003 (Assistant Secretary from
                                                                         November 2000 to September 2003);
                                                                         and Senior Counsel, Assistant Vice
                                                                         President and Director of
                                                                         Compliance of PIM-USA from April
                                                                         1998 through October 2000
------------------------------------------------------------------------------------------------------------------------------------

Christopher J. Kelley     Assistant Secretary     Serves at the          Assistant Vice President and Senior    None
(40)                                              discretion             Counsel of Pioneer since July 2002;
                                                  of the Board           Vice President and Senior Counsel
                                                                         of BISYS Fund Services, Inc. (April
                                                                         2001 to June 2002); Senior Vice
                                                                         President and Deputy General
                                                                         Counsel of Funds Distributor, Inc.
                                                                         (July 2000 to April 2001; Vice
                                                                         President and Associate General
                                                                         Counsel from July 1996 to July
                                                                         2000); Assistant Secretary of all
                                                                         Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------

David C. Phelan (47)      Assistant Secretary     Serves at the          Partner, Wilmer Cutler Pickering       None
                                                  discretion             Hale and Dorr LLP; Assistant
                                                  of the Board           Secretary of all Pioneer Funds
                                                                         since September 2003
------------------------------------------------------------------------------------------------------------------------------------

Vincent Nave (59)         Treasurer               Serves at the          Vice President - Fund Accounting,      None
                                                  discretion             Administration and Custody Services
                                                  of the Board           of Pioneer; and Treasurer of all of
                                                                         the Pioneer Funds (Assistant
                                                                         Treasurer from June 1999 to
                                                                         November 2000)
------------------------------------------------------------------------------------------------------------------------------------


Pioneer Balanced Fund

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                          Positions Held                                 Principal Occupation                   Other Directorships
Name and Age              With the Fund           Term of Office         During Past Five Years                 Held by this Trustee

Mark E. Bradley (45)      Assistant Treasurer     Serves at the          Deputy Treasurer of Pioneer since      None
                                                  discretion             2004; Treasurer and Senior Vice
                                                  of the Board           President, CDC IXIS Asset
                                                                         Management Services from 2002 to
                                                                         2003; Assistant Treasurer and Vice
                                                                         President, MFS Investment
                                                                         Management from 1997 to 2002; and
                                                                         Assistant Treasurer of all of the
                                                                         Pioneer Funds since November 2004
------------------------------------------------------------------------------------------------------------------------------------

Luis I. Presutti (39)     Assistant Treasurer     Serves at the          Assistant Vice President - Fund        None
                                                  discretion             Accounting, Administration and
                                                  of the Board           Custody Services of Pioneer; and
                                                                         Assistant Treasurer of all of the
                                                                         Pioneer Funds since November 2000
------------------------------------------------------------------------------------------------------------------------------------

Gary Sullivan (46)        Assistant Treasurer     Serves at the          Fund Accounting Manager - Fund         None
                                                  discretion             Accounting, Administration and
                                                  of the Board           Custody Services of Pioneer; and
                                                                         Assistant Treasurer of all of the
                                                                         Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------

Katharine Kim Sullivan    Assistant Treasurer     Serves at the          Fund Administration Manager - Fund     None
(31)                                              discretion             Accounting, Administration and
                                                  of the Board           Custody Services since June 2003;
                                                                         Assistant Vice President - Mutual
                                                                         Fund Operations of State Street
                                                                         Corporation from June 2002 to June
                                                                         2003 (formerly Deutsche Bank Asset
                                                                         Management); Pioneer Fund
                                                                         Accounting, Administration and
                                                                         Custody Services (Fund Accounting
                                                                         Manager from August 1999 to May
                                                                         2002, Fund Accounting Services
                                                                         Supervisor from 1997 to July 1999);
                                                                         Assistant Treasurer of all Pioneer
                                                                         Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------


Pioneer Balanced Fund

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                          Positions Held                                 Principal Occupation                   Other Directorships
Name and Age              With the Fund           Term of Office         During Past Five Years                 Held by this Officer
Martin J. Wolin (37)      Chief Compliance        Serves at the          Chief Compliance Officer of Pioneer    None
                          Officer                 discretion of          (Director of Compliance and Senior
                                                  the Board              Counsel from November 2000 to
                                                                         September 2004); Vice President and
                                                                         Associate General Counsel of UAM
                                                                         Fund Services, Inc. (mutual fund
                                                                         administration company) from
                                                                         February 1998 to November 2000; and
                                                                         Chief Compliance Officer of all of
                                                                         the Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.


Individual Retirement Accounts (IRAs)


Traditional IRA*
For anyone under age 70 1/2 earning income. Individuals can contribute up to $4,000, or $4,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.


Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $4,000, or $4,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.


Employer-Sponsored Plans


Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $14,000 per year, or $18,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.


Uni-DB Plan
A full service defined benefit plan for small business owners over age 45 with up to five employees. Annual Employer contributions are required. The plan allows for the maximum deductible contribution up to $170,000 or more.


401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $14,000, or $18,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.


SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can defer up to $9,000, or $10,500 if age 50 or older. Employer makes additional required contributions.




Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction. Individuals can generally defer up to $14,000 per year, or $18,000 if age 50 or older.


SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.


Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.


Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.


Withdrawals of earnings or other taxable amounts are subject to income tax and, if made prior to age 591/2, may be subject to an additional 10% federal tax penalty.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-6292 or visit www.pioneerfunds.com.





Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)
This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone(SM) gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your account number, fund number and our personal identification number (PIN) in hand. If this is your first time using FactFone(SM), you will need to establish a PIN.

Visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

90-Day Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 90 days from your redemption. Upon your request, the shares will be reinvested into your choice of any Class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. With this feature, Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments to grow using the dollar-cost averaging approach.

The use of a systematic investing program does not guarantee a profit or protect against a loss in declining markets. You should consider your financial ability to continue to invest through periods of low prices.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Payroll Investment Program (PIP)
This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer. When you invest through payroll, you're putting yourself at the top of the list of those you pay. Many people find that "paying yourself first" is the most sensible way to build a nest egg.

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
This service allows you to establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. Simply complete a Pioneer Account Options form to begin this service.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-62952 or visit www.pioneerfunds.com.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

  U.S. Equity                                 Pioneer Ibbotson Growth
  Pioneer Fund                                  Allocation Fund
  Pioneer Balanced Fund                       Pioneer Ibbotson Aggressive
  Pioneer Cullen Value Fund                     Allocation Fund
  Pioneer Equity Income Fund
  Pioneer Equity Opportunity Fund             International/Global Equity
  Pioneer Growth Opportunities Fund           Pioneer Emerging Markets Fund
  Pioneer Growth Shares                       Pioneer Europe Select Fund
  Pioneer Mid Cap Growth Fund                 Pioneer Europe Fund
  Pioneer Mid Cap Value Fund                  Pioneer International Equity Fund
  Pioneer Oak Ridge Large Cap                 Pioneer International Value Fund
    Growth Fund
  Pioneer Oak Ridge Small Cap                 Fixed Income
    Growth Fund                               Pioneer America Income Trust
  Pioneer Papp America-Pacific                Pioneer Bond Fund
    Rim Fund                                  Pioneer California Tax Free
  Pioneer Papp Small and Mid Cap                Income Fund
    Growth Fund                               Pioneer Global High Yield Fund
  Pioneer Papp Stock Fund                     Pioneer High Yield Fund
  Pioneer Papp Strategic                      Pioneer Municipal Bond Fund
    Growth Fund                               Pioneer Short Term Income Fund
  Pioneer Real Estate Shares                  Pioneer Strategic Income Fund
  Pioneer Research Fund                       Pioneer Tax Free Income Fund
  Pioneer Small Cap Value Fund
  Pioneer Small Company Fund                  Money Market
  Pioneer Value Fund                          Pioneer Cash Reserves Fund*
                                              Pioneer Tax Free Money
  Asset Allocation                              Market Fund
  Pioneer Ibbotson Moderate
    Allocation Fund


* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


58
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                           This page for your notes.

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                           This page for your notes.

60
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

 We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


 Call us for:


 Account Information, including existing accounts,
 new accounts, prospectuses, applications
 and service forms                                                1-800-225-6292


 FactFone(SM) for automated fund yields, prices,
 account information and transactions                             1-800-225-4321


 Retirement plans information                                    1-800-622-0176


 Telecommunications Device for the Deaf (TDD)                     1-800-225-1997


 Write to us:


 PIMSS, Inc.
 P.O. Box 55014
 Boston, Massachusetts 02205-5014


 Our toll-free fax                                                1-800-225-4240


 Our Internet e-mail address                       ask.pioneer@pioneerinvest.com
 (for general questions about Pioneer only)

 Visit our web site:                                        www.pioneerfunds.com

 Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

 The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $23,000 in 2004 and approximately $27,200 in 2003. Included in the 2003 fees is an additional billing related to that audit, which was billed after the Funds filing of its N-CSR for the year ended December 31, 2003.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2004 and 2003.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $7,000 in 2004 and $3,600 in 2003.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2004 and 2003.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Funds independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.


Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $6,000 in 2004 and $26,900 in 2003. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended December 31, 2004 and 2003, there were no services provided to an affiliate that required the Funds audit committee pre-approval.



ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Balanced Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  March 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 9, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 9, 2005

* Print the name and title of each signing officer under his or her signature.